Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [Line Items]
Notional	€ 4,444	€ 4,358
Fair value	89	57
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	10	16
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	106	97
Fair value	3	1
A [member]
Disclosure of internal credit grades [Line Items]
Notional	915	764
Fair value	13	10
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	3,258	3,201
Fair value	70	45
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	97	226
Fair value	3	5
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	€ 58	54
Fair value		€ (3)